Investments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Investments
Available-for-Sale Securities (Table)

		Gross	Gross	Allowance
	Amortized	unrealized	unrealized	for credit
	cost (1)	gains	losses	loss	Fair value

	(in millions)
June 30, 2024
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,975.1	$6.4	$274.6	$—	$1,706.9
Non-U.S. governments	550.7	13.8	74.8	—	489.7
States and political subdivisions	7,280.1	17.2	1,058.5	—	6,238.8
Corporate	35,732.7	286.1	3,723.8	0.3	32,294.7
Residential mortgage-backed pass-through securities	3,203.0	8.5	200.9	—	3,010.6
Commercial mortgage-backed securities	5,369.1	1.4	515.7	—	4,854.8
Collateralized debt obligations (2)	5,815.1	60.8	8.2	—	5,867.7
Other debt obligations	8,903.9	35.0	620.1	0.1	8,318.7
Total fixed maturities, available-for-sale	$68,829.7	$429.2	$6,476.6	$0.4	$62,781.9

December 31, 2023
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,719.1	$19.3	$233.5	$—	$1,504.9
Non-U.S. governments	522.2	16.9	59.2	—	479.9
States and political subdivisions	7,493.9	45.4	926.0	—	6,613.3
Corporate	35,707.6	433.7	3,059.9	1.9	33,079.5
Residential mortgage-backed pass-through securities	2,959.8	25.7	160.6	—	2,824.9
Commercial mortgage-backed securities	5,391.6	1.6	649.8	—	4,743.4
Collateralized debt obligations (2)	5,379.6	45.0	26.8	—	5,397.8
Other debt obligations	8,447.2	42.2	602.8	0.1	7,886.5
Total fixed maturities, available-for-sale	$67,621.0	$629.8	$5,718.6	$2.0	$62,530.2
(1)	Amortized cost excludes accrued interest receivable of $636.4 million and $616.0 million as of June 30, 2024 and December 31, 2023, respectively.
(2)	Primarily consists of collateralized loan obligations backed by secured corporate loans.

		Gross	Gross	Allowance
	Amortized	unrealized	unrealized	for credit
	cost (1)	gains	losses	loss	Fair value

	(in millions)
December 31, 2023
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,719.1	$19.3	$233.5	$—	$1,504.9
Non-U.S. governments	522.2	16.9	59.2	—	479.9
States and political subdivisions	7,493.9	45.4	926.0	—	6,613.3
Corporate	35,707.6	433.7	3,059.9	1.9	33,079.5
Residential mortgage-backed pass-through securities	2,959.8	25.7	160.6	—	2,824.9
Commercial mortgage-backed securities	5,391.6	1.6	649.8	—	4,743.4
Collateralized debt obligations (2)	5,379.6	45.0	26.8	—	5,397.8
Other debt obligations	8,447.2	42.2	602.8	0.1	7,886.5
Total fixed maturities, available-for-sale	$67,621.0	$629.8	$5,718.6	$2.0	$62,530.2

December 31, 2022
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,964.6	$0.1	$248.8	$—	$1,715.9
Non-U.S. governments	565.3	18.9	63.8	—	520.4
States and political subdivisions	7,280.1	14.8	1,126.6	—	6,168.3
Corporate	37,495.4	219.5	4,530.1	—	33,184.8
Residential mortgage-backed pass-through securities	2,362.1	6.0	197.2	—	2,170.9
Commercial mortgage-backed securities	5,529.7	0.9	703.1	—	4,827.5
Collateralized debt obligations (2)	4,698.9	4.5	143.2	—	4,560.2
Other debt obligations	7,207.8	6.0	730.4	0.1	6,483.3
Total fixed maturities, available-for-sale	$67,103.9	$270.7	$7,743.2	$0.1	$59,631.3
(1)	Amortized cost excludes accrued interest receivable of $616.0 million and $575.8 million as of December 31, 2023 and 2022, respectively.
(2)	Primarily consists of collateralized loan obligations backed by secured corporate loans.

Fixed Maturities Available-for-Sale by Contractual Maturity (Table)

	Amortized cost	Fair value

	(in millions)
Due in one year or less	$1,363.2	$1,348.2
Due after one year through five years	8,011.1	7,782.9
Due after five years through ten years	9,287.7	8,716.9
Due after ten years	26,876.6	22,882.1
Subtotal	45,538.6	40,730.1
Mortgage-backed and other asset-backed securities	23,291.1	22,051.8
Total	$68,829.7	$62,781.9

	Amortized cost	Fair value

	(in millions)
Due in one year or less	$1,298.4	$1,282.2
Due after one year through five years	8,486.2	8,285.1
Due after five years through ten years	9,209.3	8,675.0
Due after ten years	26,448.9	23,435.3
Subtotal	45,442.8	41,677.6
Mortgage-backed and other asset-backed securities	22,178.2	20,852.6
Total	$67,621.0	$62,530.2

Net Realized Capital Gains and Losses (Table)

	For the six months ended
	June 30,
	2024	2023

	(in millions)
Fixed maturities, available-for-sale:
Gross gains	$2.7	$37.5
Gross losses	(34.7)	(70.1)
Net credit losses (1)	(3.8)	(24.4)
Hedging, net (2)	(5.7)	(0.6)
Fixed maturities, trading (3)	1.2	(0.7)
Equity securities (4)	3.1	(0.9)
Mortgage loans	(47.5)	(74.3)
Derivatives (2)	22.6	(56.5)
Other	(9.0)	1.2
Net realized capital losses	$(71.1)	$(188.8)
(1)	Net credit losses include adjustments to the credit loss valuation allowance, write-offs and recoveries on available-for-sale securities.
(2)	The change in fair value of fixed maturities, available-for-sale and the change in fair value of derivative hedging instruments in fair value hedging relationships are reported in net investment income with the earnings effect of fixed maturities, available-for-sale. Gains (losses) for fixed maturities, available-for-sale related to terminated cash flow hedges continue to be reflected in net realized capital gains (losses).
(3)	Unrealized gains (losses) on fixed maturities, trading still held at the reporting date were $0.7 million and $(1.8) million for the six months ended June 30, 2024 and 2023, respectively. This excludes $0.8 million and $1.1 million in unrealized gains (losses) for the six months ended June 30, 2024 and 2023, respectively, that were reported in market risk benefit remeasurement (gain) loss. In addition, this excludes $(2.3) million and $(1.9) million for the six months ended June 30, 2024 and 2023, respectively, that were reported in net realized capital gains (losses) on funds withheld assets.
(4)	Unrealized gains (losses) on equity securities still held at the reporting date were $3.1 million and $(0.9) million for the six months ended June 30, 2024 and 2023, respectively. This excludes $0.0 million and $1.7 million for the six months ended June 30, 2024 and 2023, respectively, that were reported in net realized capital gains (losses) on funds withheld assets.

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Fixed maturities, available-for-sale:
Gross gains	$46.8	$38.9	$50.4
Gross losses	(134.8)	(120.7)	(26.9)
Net credit losses (1)	(31.3)	(11.5)	(34.5)
Hedging, net	2.2	(0.7)	(9.5)
Fixed maturities, trading (2)	0.7	(8.6)	(6.6)
Equity securities (3)	0.7	(7.4)	(0.5)
Mortgage loans (4)	(133.8)	(74.1)	5.3
Derivatives	(5.3)	154.7	126.4
Other	100.1	112.7	8.0
Net realized capital gains (losses)	$(154.7)	$83.3	$112.1
(1)	Net credit losses include adjustments to the credit loss valuation allowance, write-offs and recoveries on available-for-sale securities.
(2)	Unrealized losses on fixed maturities, trading still held at the reporting date were $(0.2) million, $(7.8) million and $(6.4) million for the years ended December 31, 2023, 2022 and 2021, respectively. This excludes $(2.9) million, $16.6 million and $0.0 million in unrealized gains (losses) for the years ended December 31, 2023, 2022 and 2021, respectively, that were reported in market risk benefit remeasurement (gain) loss and $6.8 million, $(1.4) million and $0.0 million of unrealized gains (losses) for the years ended December 31, 2023, 2022 and 2021, respectively, that were reported in net realized capital gains (losses) on funds withheld assets.
(3)	Unrealized gains (losses) on equity securities still held at the reporting date were $0.7 million , $(7.1) million and $(0.1) million for the years ended December 31, 2023, 2022 and 2021, respectively. This excludes $1.7 million , $(1.7) million and $0.0 million unrealized gains (losses) for the years ended December 31, 2023, 2022 and 2021, respectively, that were reported in net realized capital gains (losses) on funds withheld assets.
(4)	Net realized capital gains (losses) on mortgage loans include losses related to the deconsolidation of residential mortgage loan trusts in both 2023 and 2022.

Allowance for credit loss (Tables)

	For the six months ended June 30, 2024
					Residential
					mortgage-
					backed	Commercial	Collateralized
	U.S.		States and		pass-	mortgage-	debt	Other
	government	Non-U.S.	political		through	backed	obligations	debt
	and agencies	governments	subdivisions	Corporate	securities	securities	(1)	obligations	Total

	(in millions)

Beginning balance	$—	$—	$—	$1.9	$—	$—	$—	$0.1	$2.0
Write-offs charged against allowance	—	—	—	(1.6)	—	—	—	—	(1.6)
Ending balance	$—	$—	$—	$0.3	$—	$—	$—	$0.1	$0.4

	For the six months ended June 30, 2023
					Residential
					mortgage-
					backed	Commercial	Collateralized
	U.S.		States and		pass-	mortgage-	debt	Other
	government	Non-U.S.	political		through	backed	obligations	debt
	and agencies	governments	subdivisions	Corporate	securities	securities	(1)	obligations	Total

	(in millions)
Beginning balance	$—	$—	$—	$—	$—	$—	$—	$0.1	$0.1
Additions for credit losses not previously recorded	—	—	—	3.8	—	—	—	—	3.8
Ending balance	$—	$—	$—	$3.8	$—	$—	$—	$0.1	$3.9
(1)	Primarily consists of collateralized loan obligations backed by secured corporate loans.

	For the year ended December 31, 2023
					Residential
					mortgage-
					backed	Commercial	Collateralized
	U.S.		States and		pass-	mortgage-	debt	Other
	government	Non-U.S.	political		through	backed	obligations	debt
	and agencies	governments	subdivisions	Corporate	securities	securities	(1)	obligations	Total

	(in millions)

Beginning balance	$—	$—	$—	$—	$—	$—	$—	$0.1	$0.1
Additions for credit losses not previously recorded	—	—	—	5.7	—	—	—	—	5.7
Write-offs charged against allowance	—	—	—	(3.8)	—	—	—	—	(3.8)
Ending balance	$—	$—	$—	$1.9	$—	$—	$—	$0.1	$2.0

Accrued interest written off to net investment income	$—	$—	$—	$0.1	$—	$—	$—	$—	$0.1

	For the year ended December 31, 2022
					Residential
					mortgage-
					backed	Commercial	Collateralized
	U.S.		States and		pass-	mortgage-	debt	Other
	government	Non-U.S.	political		through	backed	obligations	debt
	and agencies	governments	subdivisions	Corporate	securities	securities	(1)	obligations	Total

	(in millions)
Beginning balance	$—	$—	$—	$4.5	$—	$0.3	$—	$0.1	$4.9
Reductions for securities sold during the period	—	—	—	(8.7)	—	—	—	—	(8.7)
Additional increases (decreases) for credit losses on securities with an allowance recorded in the previous period	—	—	—	4.2	—	—	—	—	4.2
Write-offs charged against allowance	—	—	—	—	—	(0.3)	—	—	(0.3)
Ending balance	$—	$—	$—	$—	$—	$—	$—	$0.1	$0.1

	For the year ended December 31, 2021
					Residential
					mortgage-
					backed	Commercial	Collateralized
	U.S.		States and		pass-	mortgage-	debt	Other
	government	Non-U.S.	political		through	backed	obligations	debt
	and agencies	governments	subdivisions	Corporate	securities	securities	(1)	obligations	Total

	(in millions)
Beginning balance	$—	$—	$—	$—	$—	$4.3	$2.2	$—	$6.5
Additions for credit losses not previously recorded	—	—	—	16.9	—	0.4	—	0.1	17.4
Reductions for securities sold during the period	—	—	—	(12.4)	—	—	—	—	(12.4)
Additional increases (decreases) for credit losses on securities with an allowance recorded in the previous period	—	—	—	—	—	2.4	0.4	—	2.8
Write-offs charged against allowance	—	—	—	—	—	(6.8)	(2.6)	—	(9.4)
Ending balance	$—	$—	$—	$4.5	$—	$0.3	$—	$0.1	$4.9

Accrued interest written off to net investment income	$—	$—	$—	$0.2	$—	$—	$—	$—	$0.2
(1)	Primarily consists of collateralized loan obligations backed by secured corporate loans.

Available-for-Sale Securities in Unrealized Loss Positions Without an Allowance for Credit Loss (Table)

	June 30, 2024
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses

	(in millions)
Fixed maturities, available-for-sale (1):
U.S. government and agencies	$198.4	$5.5	$1,052.0	$269.1	$1,250.4	$274.6
Non-U.S. governments	41.2	3.1	305.0	71.7	346.2	74.8
States and political subdivisions	701.5	30.8	4,840.2	1,027.7	5,541.7	1,058.5
Corporate	3,924.6	167.3	20,686.1	3,556.5	24,610.7	3,723.8
Residential mortgage-backed pass- through securities	994.9	10.4	1,586.1	190.5	2,581.0	200.9
Commercial mortgage-backed securities	476.5	3.0	4,135.8	512.7	4,612.3	515.7
Collateralized debt obligations (2)	591.6	0.9	403.1	7.3	994.7	8.2
Other debt obligations	1,231.5	13.0	4,536.0	607.1	5,767.5	620.1
Total fixed maturities, available-for-sale	$8,160.2	$234.0	$37,544.3	$6,242.6	$45,704.5	$6,476.6
(1)	Fair value and gross unrealized losses are excluded for available-for-sale securities for which an allowance for credit loss has been recorded.
(2)	Primarily consists of collateralized loan obligations backed by secured corporate loans.

	December 31, 2023
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses

	(in millions)
Fixed maturities, available-for-sale (1):
U.S. government and agencies	$315.3	$3.1	$974.2	$230.5	$1,289.5	$233.6
Non-U.S. governments	41.9	1.7	307.9	57.5	349.8	59.2
States and political subdivisions	596.6	19.0	5,011.7	906.9	5,608.3	925.9
Corporate	2,540.5	89.7	22,305.9	2,968.9	24,846.4	3,058.6
Residential mortgage-backed pass-through securities	472.9	2.9	1,275.6	157.7	1,748.5	160.6
Commercial mortgage-backed securities	280.3	4.1	4,160.3	645.6	4,440.6	649.7
Collateralized debt obligations (2)	404.8	1.5	2,296.3	25.3	2,701.1	26.8
Other debt obligations	1,183.7	18.5	4,386.0	584.2	5,569.7	602.7
Total fixed maturities, available-for-sale	$5,836.0	$140.5	$40,717.9	$5,576.6	$46,553.9	$5,717.1
(1)	Fair value and gross unrealized losses are excluded for available-for-sale securities for which an allowance for credit loss has been recorded.
(2)	Primarily consists of collateralized loan obligations backed by secured corporate loans.

	December 31, 2023
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses

	(in millions)
Fixed maturities, available-for-sale (1):
U.S. government and agencies	$315.3	$3.1	$974.2	$230.5	$1,289.5	$233.6
Non-U.S. governments	41.9	1.7	307.9	57.5	349.8	59.2
States and political subdivisions	596.6	19.0	5,011.7	906.9	5,608.3	925.9
Corporate	2,540.5	89.7	22,305.9	2,968.9	24,846.4	3,058.6
Residential mortgage-backed pass- through securities	472.9	2.9	1,275.6	157.7	1,748.5	160.6
Commercial mortgage-backed securities	280.3	4.1	4,160.3	645.6	4,440.6	649.7
Collateralized debt obligations (2)	404.8	1.5	2,296.3	25.3	2,701.1	26.8
Other debt obligations	1,183.7	18.5	4,386.0	584.2	5,569.7	602.7
Total fixed maturities, available-for-sale	$5,836.0	$140.5	$40,717.9	$5,576.6	$46,553.9	$5,717.1
(1)	Fair value and gross unrealized losses are excluded for available-for-sale securities for which an allowance for credit loss has been recorded.
(2)	Primarily consists of collateralized loan obligations backed by secured corporate loans.

	December 31, 2022
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses

	(in millions)
Fixed maturities, available-for-sale (1):
U.S. government and agencies	$1,505.5	$207.0	$180.4	$41.8	$1,685.9	$248.8
Non-U.S. governments	373.0	56.7	19.9	7.1	392.9	63.8
States and political subdivisions	5,243.6	999.7	387.8	126.9	5,631.4	1,126.6
Corporate	26,668.2	3,875.1	2,625.4	654.9	29,293.6	4,530.0
Residential mortgage-backed pass-through securities	1,201.7	97.6	574.8	104.7	1,776.5	202.3
Commercial mortgage-backed securities	3,622.3	480.7	1,113.9	220.9	4,736.2	701.6
Collateralized debt obligations (2)	2,830.1	88.8	1,327.2	54.4	4,157.3	143.2
Other debt obligations	3,412.6	290.7	2,266.7	434.4	5,679.3	725.1
Total fixed maturities, available-for-sale	$44,857.0	$6,096.3	$8,496.1	$1,645.1	$53,353.1	$7,741.4
(1)	Fair value and gross unrealized losses are excluded for available-for-sale securities for which an allowance for credit loss has been recorded.
(2)	Primarily consists of collateralized loan obligations backed by secured corporate loans.

Net Unrealized Gains and Losses on Available-for-Sale Securities and Derivative Instruments (Table)

	June 30, 2024	December 31, 2023

	(in millions)
Net unrealized losses on fixed maturities, available-for-sale (1)	$(6,150.9)	$(5,128.4)
Net unrealized gains (losses) on derivative instruments	51.1	(1.6)
Adjustments for assumed changes in amortization patterns	(0.7)	(5.2)
Adjustments for assumed changes in policyholder liabilities	12.1	1.4
Net unrealized gains on other investments and noncontrolling interest adjustments	2.9	2.9
Provision for deferred income tax benefits	1,296.9	1,099.6
Net unrealized losses on available-for-sale securities and derivative instruments	$(4,788.6)	$(4,031.3)
(1)	Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.

	December 31, 2023	December 31, 2022

	(in millions)
Net unrealized losses on fixed maturities, available-for-sale (1)	$(5,128.4)	$(7,552.6)
Net unrealized gains (losses) on derivative instruments	(1.6)	50.7
Adjustments for assumed changes in amortization patterns	(5.2)	(1.8)
Adjustments for assumed changes in policyholder liabilities	1.4	0.5
Net unrealized gains on other investments and noncontrolling interest adjustments	2.9	2.9
Provision for deferred income tax benefits	1,099.6	1,601.5
Net unrealized losses on available-for-sale securities and derivative instruments	$(4,031.3)	$(5,898.8)
(1)	Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.

Financing Receivable Credit Quality Indicators (Table)

	June 30, 2024
	2024	2023	2022	2021	2020	Prior	Total

	(in millions)
Commercial mortgage loans:

A- and above	$547.3	$815.7	$1,219.2	$2,182.3	$1,508.8	$6,996.6	$13,269.9
BBB+ thru BBB-	85.9	307.0	293.2	235.4	163.0	1,059.5	2,144.0
BB+ thru BB-	16.7	126.7	151.5	44.1	40.3	239.5	618.8
B+ and below	—	—	—	—	—	367.6	367.6
Total	$649.9	$1,249.4	$1,663.9	$2,461.8	$1,712.1	$8,663.2	$16,400.3

Residential mortgage
loans:
Performing	$88.4	$400.9	$980.3	$1,227.9	$138.9	$311.0	$3,147.4
Non-performing	—	1.2	4.6	3.9	1.2	3.9	14.8
Total	$88.4	$402.1	$984.9	$1,231.8	$140.1	$314.9	$3,162.2

Other loans:
Performing	$84.5	$98.8	$—	$—	$—	$—	$183.3
Non-performing	0.1	—	—	—	—	0.1	0.2
Total	$84.6	$98.8	$—	$—	$—	$0.1	$183.5

Reinsurance recoverable and deposit receivable							$23,375.0

	December 31, 2023
	2023	2022	2021	2020	2019	Prior	Total

	(in millions)
Commercial mortgage loans:
A- and above	$667.4	$1,214.8	$2,271.5	$1,535.8	$1,921.0	$5,447.2	$13,057.7
BBB+ thru BBB-	282.6	356.8	343.0	203.3	309.9	886.9	2,382.5
BB+ thru BB-	110.6	142.1	—	—	35.3	234.6	522.6
B+ and below	—	—	—	—	83.5	53.9	137.4
Total	$1,060.6	$1,713.7	$2,614.5	$1,739.1	$2,349.7	$6,622.6	$16,100.2

Residential mortgage loans:
Performing	$456.3	$1,023.4	$1,272.5	$150.4	$86.8	$253.6	$3,243.0
Non-performing	—	2.1	4.0	—	1.8	2.3	10.2
Total	$456.3	$1,025.5	$1,276.5	$150.4	$88.6	$255.9	$3,253.2

Other loans:
Performing	$168.5	$—	$—	$—	$—	$—	$168.5
Non-performing	—	—	—	—	—	0.1	0.1
Total	$168.5	$—	$—	$—	$—	$0.1	$168.6

Reinsurance recoverable and deposit receivable							$24,427.9

	December 31, 2023
	2023	2022	2021	2020	2019	Prior	Total

	(in millions)
Commercial mortgage loans:

A- and above	$667.4	$1,214.8	$2,271.5	$1,535.8	$1,921.0	$5,447.2	$13,057.7
BBB+ thru BBB-	282.6	356.8	343.0	203.3	309.9	886.9	2,382.5
BB+ thru BB-	110.6	142.1	—	—	35.3	234.6	522.6
B+ and below	—	—	—	—	83.5	53.9	137.4
Total	$1,060.6	$1,713.7	$2,614.5	$1,739.1	$2,349.7	$6,622.6	$16,100.2

Residential mortgage
loans:
Performing	$456.3	$1,023.4	$1,272.5	$150.4	$86.8	$253.6	$3,243.0
Non-performing	—	2.1	4.0	—	1.8	2.3	10.2
Total	$456.3	$1,025.5	$1,276.5	$150.4	$88.6	$255.9	$3,253.2

Other loans:
Performing	$168.5	$—	$—	$—	$—	$—	$168.5
Non-performing	—	—	—	—	—	0.1	0.1
Total	$168.5	$—	$—	$—	$—	$0.1	$168.6

Reinsurance recoverable and deposit receivable							$24,427.9

	December 31, 2022
	2022	2021	2020	2019	2018	Prior	Total

	(in millions)
Commercial mortgage loans:
A- and above	$995.9	$2,182.5	$1,753.8	$2,177.2	$2,130.8	$4,555.1	$13,795.3
BBB+ thru BBB-	371.8	412.8	149.7	391.6	222.6	676.4	2,224.9
BB+ thru BB-	104.0	—	—	—	8.9	66.5	179.4
B+ and below	—	—	—	—	8.3	35.5	43.8
Total	$1,471.7	$2,595.3	$1,903.5	$2,568.8	$2,370.6	$5,333.5	$16,243.4

Residential mortgage loans:
Performing	$1,101.4	$1,669.1	$364.5	$99.2	$51.2	$253.6	$3,539.0
Non-performing	8.0	4.7	1.8	1.0	0.6	4.4	20.5
Total	$1,109.4	$1,673.8	$366.3	$100.2	$51.8	$258.0	$3,559.5

Reinsurance recoverable and deposit receivable							$21,445.0

Non-Accrual Financing Receivables (Table)

	June 30, 2024
			Amortized cost
	Beginning	Ending	of nonaccrual
	amortized cost	amortized cost	assets without
	on nonaccrual	on nonaccrual	a valuation
	status	status	allowance

	(in millions)
Commercial mortgage loans	$53.9	$137.0	$—
Residential mortgage loans	8.2	12.4	—
Total	$62.1	$149.4	$—

	December 31, 2023
			Amortized cost
	Beginning	Ending	of nonaccrual
	amortized cost	amortized cost	assets without
	on nonaccrual	on nonaccrual	a valuation
	status	status	allowance

	(in millions)
Commercial mortgage loans	$43.8	$53.9	$—
Residential mortgage loans	16.0	8.2	0.5
Total	$59.8	$62.1	$0.5

	December 31, 2023
			Amortized cost
	Beginning	Ending	of nonaccrual
	amortized cost	amortized cost	assets without
	on nonaccrual	on nonaccrual	a valuation
	status	status	allowance

	(in millions)
Commercial mortgage loans	$43.8	$53.9	$—
Residential mortgage loans	16.0	8.2	0.5
Total	$59.8	$62.1	$0.5

	December 31, 2022
			Amortized cost
	Beginning	Ending	of nonaccrual
	amortized cost	amortized cost	assets without
	on nonaccrual	on nonaccrual	a valuation
	status	status	allowance

	(in millions)
Commercial mortgage loans	$8.7	$43.8	$—
Residential mortgage loans	3.4	16.0	0.6
Total	$12.1	$59.8	$0.6

Schedule of Interest Income Recognized on Non-accrual Financing Receivables (Table)

	For the six months ended June 30,
	2024	2023

	(in millions)
Commercial mortgage loans	$(0.2)	$—
Residential mortgage loans	0.1	—
Total	$(0.1)	$—

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Commercial mortgage loans	$1.2	$0.9	$0.5
Total	$1.2	$0.9	$0.5

Financing Receivables Aging (Table)

	June 30, 2024
			90 days or				90 days or
	30-59 days	60-89 days	more past	Total			more and
	past due	past due	due	past due	Current	Total (1)	accruing

	(in millions)
Commercial mortgage loans	$—	$59.5	$91.4	$150.9	$16,249.4	$16,400.3	$—
Residential mortgage loans	8.1	0.5	10.8	19.4	3,142.8	3,162.2	2.4
Other loans	2.0	1.6	1.7	5.3	178.2	183.5	1.5
Total	$10.1	$61.6	$103.9	$175.6	$19,570.4	$19,746.0	$3.9

	December 31, 2023
			90 days or				90 days or
	30-59 days	60-89 days	more past	Total			more and
	past due	past due	due	past due	Current	Total (1)	accruing

	(in millions)
Commercial mortgage loans	$—	$—	$7.9	$7.9	$16,092.3	$16,100.2	$—
Residential mortgage loans	8.5	1.8	8.7	19.0	3,234.2	3,253.2	2.0
Other loans	1.0	0.5	0.7	2.2	166.4	168.6	0.6
Total	$9.5	$2.3	$17.3	$29.1	$19,492.9	$19,522.0	$2.6
(1)	As of both June 30, 2024 and December 31, 2023, no reinsurance recoverables or deposit receivables were considered past due.

	December 31, 2023
			90 days or				90 days or
	30-59 days	60-89 days	more past	Total			more and
	past due	past due	due	past due	Current	Total (1)	accruing

	(in millions)
Commercial mortgage loans	$—	$—	$7.9	$7.9	$16,092.3	$16,100.2	$—
Residential mortgage loans	8.5	1.8	8.7	19.0	3,234.2	3,253.2	2.0
Other loans	1.0	0.5	0.7	2.2	166.4	168.6	0.6
Total	$9.5	$2.3	$17.3	$29.1	$19,492.9	$19,522.0	$2.6

	December 31, 2022
			90 days or				90 days or
	30-59 days	60-89 days	more past	Total			more and
	past due	past due	due	past due	Current	Total (1)	accruing

	(in millions)
Commercial mortgage loans	$—	$—	$8.3	$8.3	$16,235.1	$16,243.4	$—
Residential mortgage loans	35.9	2.4	12.4	50.7	3,508.8	3,559.5	4.4
Total	$35.9	$2.4	$20.7	$59.0	$19,743.9	$19,802.9	$4.4
(1)	As of both December 31, 2023 and 2022, no reinsurance recoverables or deposit receivables were considered past due.

Financing Receivables Valuation Allowance (Table)

	For the six months ended June 30, 2024

	Commercial	Residential	Reinsurance
	mortgage loans	mortgage loans	recoverables	Total

	(in millions)
Beginning balance	$126.1	$6.1	$3.2	$135.4
Provision	48.2	2.5	(0.1)	50.6
Charge-offs	(11.8)	(0.1)	—	(11.9)
Recoveries	—	0.4	—	0.4
Ending balance	$162.5	$8.9	$3.1	$174.5

	For the six months ended June 30, 2023

	Commercial	Residential	Reinsurance
	mortgage loans	mortgage loans	recoverables	Total

	(in millions)
Beginning balance	$75.5	$5.0	$2.7	$83.2
Provision	23.4	0.5	—	23.9
Charge-offs	—	(0.1)	—	(0.1)
Recoveries	—	0.7	—	0.7
Ending balance	$98.9	$6.1	$2.7	$107.7

	For the year ended December 31, 2023

	Commercial	Residential	Reinsurance
	mortgage loans	mortgage loans	recoverables	Total

	(in millions)
Beginning balance	$75.5	$5.0	$2.7	$83.2
Provision	50.6	—	0.5	51.1
Charge-offs	—	(0.4)	—	(0.4)
Recoveries	—	1.5	—	1.5
Ending balance	$126.1	$6.1	$3.2	$135.4

	For the year ended December 31, 2022

	Commercial	Residential	Reinsurance
	mortgage loans	mortgage loans	recoverables	Total

	(in millions)
Beginning balance	$42.0	$1.7	$2.7	$46.4
Provision	33.5	1.2	—	34.7
Charge-offs	—	(0.2)	—	(0.2)
Recoveries	—	2.3	—	2.3
Ending balance	$75.5	$5.0	$2.7	$83.2

	For the year ended December 31, 2021

	Commercial	Residential	Reinsurance
	mortgage loans	mortgage loans	recoverables	Total

	(in millions)
Beginning balance	$40.5	$5.7	$2.7	$48.9
Provision (1)	1.5	(7.2)	—	(5.7)
Charge-offs	—	(0.5)	—	(0.5)
Recoveries	—	3.7	—	3.7
Ending balance	$42.0	$1.7	$2.7	$46.4
(1)

During the year ended December 31, 2021, certain valuation allowances for residential mortgage loans were released. This release was a result of further adjustments to our current and forecasted environmental factors management believed to be relevant as global economic activity improved from previously adverse impacts due to COVID-19.

For the years ended December 31, 2023, 2022 and 2021, no allowance was recorded for other loans.

Mortgage Loans Purchased and Sold (Table)

	For the six months ended June 30,
	2024	2023

	(in millions)
Commercial mortgage loans:
Purchased	$50.1	$106.8
Residential mortgage loans:
Purchased (1)	74.2	394.0
Sold	—	13.2
(1)	Includes mortgage loans purchased by residential mortgage loan VIEs in 2023.

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Commercial mortgage loans:
Purchased	$108.1	$261.3	$—
Residential mortgage loans:
Purchased (1)	505.6	1,805.2	2,272.4
Sold	99.3	512.8	—
(1)	Includes mortgage loans purchased by residential mortgage loan VIEs.

Commercial Mortgage Loans by Geographic Distribution and Property Type Distribution (Table)

	June 30, 2024		December 31, 2023
	Amortized	Percent	Amortized	Percent
	cost	of total	cost	of total

	($ in millions)
Geographic distribution
New England	$353.3	2.2%	$367.6	2.3%
Middle Atlantic	4,587.2	27.9	4,525.0	28.1
East North Central	591.9	3.6	584.5	3.6
West North Central	352.9	2.2	336.9	2.1
South Atlantic	2,880.9	17.6	2,768.8	17.2
East South Central	475.3	2.9	430.3	2.7
West South Central	1,277.4	7.8	1,272.0	7.9
Mountain	874.1	5.3	825.9	5.1
Pacific	5,007.3	30.5	4,989.2	31.0
Total	$16,400.3	100.0%	$16,100.2	100.0%

Property type distribution
Office	$3,452.1	21.0%	$3,651.5	22.7%
Retail	1,431.0	8.7	1,457.4	9.1
Industrial	3,891.5	23.7	3,526.7	21.9
Apartments	7,260.9	44.4	7,148.5	44.4
Hotel	66.8	0.4	68.6	0.4
Mixed use/other	298.0	1.8	247.5	1.5
Total	$16,400.3	100.0%	$16,100.2	100.0%

	December 31, 2023		December 31, 2022
	Amortized	Percent	Amortized	Percent
	cost	of total	cost	of total

	($ in millions)
Geographic distribution
New England	$367.6	2.3%	$513.3	3.2%
Middle Atlantic	4,525.0	28.1	4,518.8	27.8
East North Central	584.5	3.6	653.9	4.0
West North Central	336.9	2.1	371.9	2.3
South Atlantic	2,768.8	17.2	2,565.5	15.8
East South Central	430.3	2.7	340.6	2.1
West South Central	1,272.0	7.9	1,208.8	7.4
Mountain	825.9	5.1	940.9	5.8
Pacific	4,989.2	31.0	5,129.7	31.6
Total	$16,100.2	100.0%	$16,243.4	100.0%

Property type distribution
Office	$3,651.5	22.7%	$4,331.8	26.7%
Retail	1,457.4	9.1	1,502.5	9.2
Industrial	3,526.7	21.9	3,246.4	20.0
Apartments	7,148.5	44.4	6,848.3	42.2
Hotel	68.6	0.4	72.5	0.4
Mixed use/other	247.5	1.5	241.9	1.5
Total	$16,100.2	100.0%	$16,243.4	100.0%

Financial Assets Subject to Netting Agreements (Table)

	Gross amounts not offset in the
	consolidated statements
	of financial position
	Gross amount
	of recognized	Financial	Collateral
	assets (1)	instruments (2)	received	Net amount

	(in millions)
June 30, 2024
Derivative assets	$384.7	$(180.6)	$(184.4)	$19.7
Reverse repurchase agreements	103.4	—	(103.4)	—
Total	$488.1	$(180.6)	$(287.8)	$19.7

December 31, 2023
Derivative assets	$253.0	$(166.0)	$(81.0)	$6.0
Reverse repurchase agreements	122.7	—	(122.7)	—
Total	$375.7	$(166.0)	$(203.7)	$6.0
(1)

The gross amount of recognized derivative and reverse repurchase agreement assets are reported with other investments and cash and cash equivalents, respectively, on the consolidated statements of financial position. The gross amounts of derivative and reverse repurchase agreement assets are not netted against offsetting liabilities for presentation on the consolidated statements of financial position.

(2)

Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the consolidated statements of financial position.

	Gross amounts not offset in the
	consolidated statements
	of financial position
	Gross amount
	of recognized	Financial	Collateral
	assets (1)	instruments (2)	received	Net amount

	(in millions)
December 31, 2023
Derivative assets	$253.0	$(166.0)	$(81.0)	$6.0
Reverse repurchase agreements	122.7	—	(122.7)	—
Total	$375.7	$(166.0)	$(203.7)	$6.0

December 31, 2022
Derivative assets	$256.6	$(133.5)	$(120.8)	$2.3
Reverse repurchase agreements	112.9	—	(112.9)	—
Total	$369.5	$(133.5)	$(233.7)	$2.3
(1)

The gross amount of recognized derivative and reverse repurchase agreement assets are reported with other investments and cash and cash equivalents, respectively, on the consolidated statements of financial position. The gross amounts of derivative and reverse repurchase agreement assets are not netted against offsetting liabilities for presentation on the consolidated statements of financial position.

(2)

Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the consolidated statements of financial position.

Financial Liabilities Subject to Netting Agreements (Table)

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	liabilities (1)	instruments (2)	pledged	Net amount

	(in millions)
June 30, 2024
Derivative liabilities	$456.7	$(180.6)	$(253.5)	$22.6
December 31, 2023
Derivative liabilities	$473.4	$(166.0)	$(295.5)	$11.9
(1)	The gross amount of recognized derivative liabilities is reported with other liabilities on the consolidated statements of financial position. The above excludes derivative liabilities, which are primarily embedded derivatives that are not subject to master netting agreements or similar agreements. The gross amounts of derivative liabilities are not netted against offsetting assets for presentation on the consolidated statements of financial position.
(2)	Represents amount of offsetting derivative assets that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative liabilities for presentation on the consolidated statements of financial position.

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	liabilities (1)	instruments (2)	pledged	Net amount

	(in millions)
December 31, 2023
Derivative liabilities	$473.4	$(166.0)	$(295.5)	$11.9
December 31, 2022
Derivative liabilities	$612.2	$(133.5)	$(467.2)	$11.5
(1)	The gross amount of recognized derivative liabilities is reported with other liabilities on the consolidated statements of financial position. The above excludes derivative liabilities, which are primarily embedded derivatives that are not subject to master netting agreements or similar agreements. The gross amounts of derivative liabilities are not netted against offsetting assets for presentation on the consolidated statements of financial position.
(2)	Represents amount of offsetting derivative assets that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative liabilities for presentation on the consolidated statements of financial position.